Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified				0 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended								0 Months Ended
	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013	Jun. 18, 2013 Sun Promissory Notes [Member]	Dec. 28, 2012 Sun Promissory Notes [Member]	Aug. 03, 2013 Sun Promissory Notes [Member]	Feb. 01, 2014 Sun Promissory Notes [Member]	May 02, 2008 Sun Promissory Notes [Member]	Feb. 01, 2014 Sun Promissory Notes [Member] Extended Credit Agreement [Member]	Jul. 19, 2012 Sun Promissory Notes [Member] Extended Credit Agreement [Member]	May 02, 2008 Sun Promissory Notes [Member] Senior Subordinated Promissory Notes One [Member]	May 02, 2008 Sun Promissory Notes [Member] Senior Subordinated Promissory Notes Two [Member] Sun Kellwood Finance, LLC [Member]	Jun. 18, 2013 Sun Capital Loan Agreement [Member]	Dec. 28, 2012 Sun Capital Loan Agreement [Member]	Aug. 03, 2013 Sun Capital Loan Agreement [Member]	Feb. 01, 2014 Sun Capital Loan Agreement [Member]	Feb. 13, 2008 Sun Capital Loan Agreement [Member]	Feb. 01, 2014 Sun Capital Loan Agreement [Member] Extended Credit Agreement [Member]	Nov. 27, 2013 Term Loan Facility [Member]	Jan. 31, 2014 Term Loan Facility [Member]	May 03, 2014 Term Loan Facility [Member]	Feb. 01, 2014 Term Loan Facility [Member]	Nov. 27, 2013 Term Loan Facility [Member] Eurodollar [Member]	Nov. 27, 2013 Term Loan Facility [Member] Base Rate [Member]	Nov. 27, 2013 Term Loan Facility [Member] Non Default Interest Rate [Member]	Nov. 27, 2013 Term Loan Facility [Member] Maximum [Member]	Nov. 27, 2013 Term Loan Facility [Member] Minimum [Member]	Nov. 27, 2013 Term Loan Facility [Member] Minimum [Member] Pro Forma [Member]	Nov. 27, 2013 Term Loan Facility [Member] Minimum [Member] Eurodollar [Member]	Nov. 27, 2013 Term Loan Facility [Member] Minimum [Member] Base Rate [Member]	Nov. 27, 2013 Term Loan Facility [Member] Fiscal Year 2014 [Member] Maximum [Member]	Nov. 27, 2013 Term Loan Facility [Member] Fiscal Year 2015 [Member] Maximum [Member]	Nov. 27, 2013 Term Loan Facility [Member] Fiscal Year 2016 [Member] Maximum [Member]
Debt Instrument [Line Items]
Long-term debt																			$ 175,000
Debt instrument, maturity date							Oct. 15, 2011		Oct. 15, 2016							Aug. 06, 2009		Aug. 06, 2014	Nov. 27, 2019
Incremental facility																			50,000
Total secured leverage ratio																										300.00%	100.00%	25.00%			375.00%	350.00%	325.00%
Amortization of principal, percentage																			0.25%
Debt instrument, accrued interest Rate, Percentage								15.00%		12.00%																			1.00%	2.00%
Variable rate percentage																2.00%			2.00%				5.00%	3.00%	2.00%
Voluntary pre-payment of debt																				5,000	20,000	5,000
Debt outstanding	150,000	170,000	391,434
Debt instrument, principal amount											225,000	75,000
Debt instrument, accrued interest rate after maturity date								17.00%		14.00%
Capital contribution fiscal 2012					270,852									18,249
Capital contribution fiscal 2013				334,595		334,595							72,932		72,932
Revolving line of credit amount																	72,000		175,000
Line of credit facility, amount outstanding																	$ 69,485
Debt instrument, interest rate terms																Interest on the loan was due by the last day of each fiscal quarter and is payable either in immediately available funds on each interest payment date or by adding such interest to the unpaid principal balance of the loan on each interest payment date. The original maturity date of the loan was August 6, 2009. On July 19, 2012, the maturity date of the loan was extended to August 6, 2014.